Long-Term Debt, Annual Principal Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Term Loan Facility [Member]
Long-Term Debt [Abstract]
Weighted average interest rate	8.60%
Annual Principal Payments [Abstract]
2025	$ 2,300
2026	1,170
2027	2,280
2028	10,450
Total	16,200
Uncommitted Term Loan Facility [Member]
Annual Principal Payments [Abstract]
Additional borrowing capacity	$ 75,000